Organization	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
Virgin Galactic Holdings, Inc. and its wholly owned subsidiaries (“VGH, Inc.”) are focused on the development, manufacture and operations of spaceships and related technologies for the purpose of conducting commercial human spaceflight and flying commercial research and development payloads into space. The development and manufacturing activities are located in Mojave, California with plans to operate the commercial spaceflights out of Spaceport America located in New Mexico.
VGH, Inc. was originally formed as a Cayman Islands exempted company on May 5, 2017 under the name Social Capital Hedosophia Holdings Corp. (“SCH”). SCH was a public investment vehicle incorporated as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On October 25, 2019, VGH, Inc. domesticated as a Delaware corporation and consummated the merger transactions contemplated by the Agreement and Plan of Merger, dated as of July 29, 2019, as amended on October 2, 2019, by and among VGH, Inc., Vieco USA, Inc. (“Vieco US”), Vieco 10 Limited (“Vieco 10”) , TSC Vehicle Holdings, Inc., (“TSCV”), Virgin Galactic Vehicle Holdings, Inc., (“VGVH”), Virgin Galactic Holdings, LLC (“VGH LLC” and, collectively with TSCV and VGVH, the “VG Companies”), and the other parties thereto (the “Virgin Galactic Business Combination”). The closing of the Virgin Galactic Business Combination occurred on October 25, 2019 and, in connection with the closing, SCH re-domiciled as a Delaware corporation under the name Virgin Galactic Holdings, Inc. Upon closing, the entities comprising the VG Companies became wholly owned subsidiaries of VGH, Inc. and in exchange the VGH, Inc. common stock due to Vieco 10 as consideration was received and directly held by Vieco US. On March 16, 2020, Vieco US distributed its shares of VGH, Inc. to Vieco 10 and, in connection with such distribution, Vieco 10 executed a joinder to the Stockholders' Agreement and the Registration Rights Agreement entered into in connection with the consummation of the Virgin Galactic Business Combination. On July 30, 2020, Vieco 10 subsequently distributed its shares of our common stock to Virgin Investments Limited (“VIL”) and Aabar Space, Inc. (“Aabar”) and, in connection with such distribution, VIL and Aabar executed a joinder to the Stockholders’ Agreement and the Registration Rights Agreement.
Throughout the notes to the consolidated financial statements, unless otherwise noted, “we,” “us,” “our,” the “Company” and similar terms refer to the VG Companies prior to the consummation of the Virgin Galactic Business Combination, and VGH, Inc. and its subsidiaries after the Virgin Galactic Business Combination. Prior to the Virgin Galactic Business Combination and prior to the series of Vieco 10 reorganizational steps, Galactic Ventures, LLC (“GV”), a wholly-owned subsidiary of Vieco 10, was the direct parent of VG Companies.
Global Pandemic
On March 11, 2020, the World Health Organization characterized the outbreak of COVID-19 as a global pandemic and recommended containment and mitigation measures. Since then, extraordinary actions have been taken by international, federal, state, and local public health and governmental authorities to contain and combat the outbreak and spread of COVID-19 in regions throughout the world. These actions include travel bans, quarantines, “stay-at-home” orders, and similar mandates for many individuals to substantially restrict daily activities and for many businesses to curtail or cease normal operations.
Consistent with the actions taken by governmental authorities, including California, New Mexico and the United Kingdom, where most of our workforce is located, we have taken appropriately cautious steps to protect our workforce and support community efforts. As part of these efforts, and in accordance with applicable government directives, we initially reduced and then temporarily suspended on-site operations at our facilities in Mojave, California and Spaceport America, New Mexico in late March 2020. Starting late March 2020, approximately two-thirds of our employees and contractors were able to complete their duties from home, which enabled much critical work to continue, including engineering analysis and drawing releases for VSS Unity, VMS Eve and the second SpaceShipTwo vehicle, process documentation updates, as well as workforce training and education. The remaining one-third of our workforce was unable to perform their normal duties from home. In April 2020, in accordance with our classification within the critical infrastructure designation, we resumed limited operations under revised operational and manufacturing plans that conform to the latest COVID-19 health precautions. This includes universal facial covering requirements, rearranging facilities to follow social distancing protocols, conducting active daily temperature checks and undertaking regular and thorough disinfecting of surfaces and tools. We are also testing employees and contractors for COVID-19 on a regular basis. However, the COVID-19 pandemic and the continued precautionary actions taken related to COVID-19 have adversely impacted, and are expected to continue to adversely impact, our operations, including the completion of the development of our spaceflight systems and our scheduled spaceflight test programs.
As of the date of this prospectus, most of our employees whose work requires them to be in our facilities are now back on-site, but we have experienced, and expect to continue to experience, reductions in operational efficiency due to illness from COVID-19 and precautionary actions taken related to COVID-19. For the time being, we are encouraging those employees who are able to work from home to continue doing so.
The COVID-19 pandemic and the protocols and procedures we have implemented in response to the pandemic have caused some delays in operational and maintenance activities, including delays in our test flight program. The full impact of the COVID-19 pandemic on our business and results of operations subsequent to June 30, 2020 will depend on future developments, such as the ultimate duration and scope of the outbreak and its impact on our operations necessary to complete the development of our spaceflight systems, our scheduled spaceflight test programs and commencement of our commercial flights. In addition to existing travel restrictions, countries may continue to maintain or reimpose closed borders, impose prolonged quarantines, or further restrict travel. We believe our cash and cash equivalents on hand at June 30, 2020 and management's operating plan, will provide sufficient liquidity to fund our operations for at least the next twelve months from the issuance of these financial statements. If we experience a significant delay due to our workforce getting ill or if the pandemic worsens, we may take additional actions, such as further reducing costs.